CAPITAL STOCK (Details) (USD $)	9 Months Ended		12 Months Ended		83 Months Ended	92 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Feb. 11, 2013
CAPITAL STOCK [Abstract]
Preferred Stock, Shares Authorized	20,000,000		20,000,000	20,000,000	20,000,000	20,000,000
Preferred Stock, Par Value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0		0	0	0	0
Preferred Stock, Shares Outstanding	0		0	0	0	0
Common Stock, Shares Authorized	100,000,000		100,000,000	100,000,000	100,000,000	100,000,000
Common Stock, Par Value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Capital contribution	$ 6,041				$ 101	$ 6,142
Common Stock, Shares Issued	50,769,231		44,169,231	44,169,231	44,169,231	50,769,231
Common Stock, Shares Outstanding	50,769,231		44,169,231	44,169,231	44,169,231	50,769,231
Common stock issued and outstanding held by USG1							6,600,000